Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments October 31, 2022
(Unaudited)
JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 158.7%   (99.2% of Total Investments)
X 659,123,291 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 81.2% (50.7% of Total Investments)
X 659,123,291
Automobiles - 2.3%
$ 7,485 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 6,362,250
14,640 General Motors Financial Co Inc (4) 5.750% N/A (3) BB+ 12,003,336
22,125 Total Automobiles 18,365,586
Banks - 32.3%
1,415 Bank of America Corp 6.100% N/A (3) BBB+ 1,365,475
5,560 Bank of America Corp (4) 6.300% N/A (3) BBB+ 5,421,334
3,540 Bank of America Corp 6.250% N/A (3) BBB+ 3,445,969
3,685 Bank of America Corp 4.375% N/A (3) BBB+ 2,957,212
16,125 Bank of America Corp (4) 6.500% N/A (3) BBB+ 16,004,062
9,981 Citigroup Inc 5.950% N/A (3) BBB- 9,034,597
1,820 Citigroup Inc 4.150% N/A (3) BBB- 1,421,594
6,290 Citigroup Inc (4) 5.000% N/A (3) BBB- 5,596,213
16,055 Citigroup Inc (4) 6.250% N/A (3) BBB- 15,494,680
13,145 Citigroup Inc 6.300% N/A (3) BBB- 12,257,712
2,015 Citizens Financial Group Inc (4) 4.000% N/A (3) BB+ 1,593,898
1,685 Citizens Financial Group Inc 6.375% N/A (3) BB+ 1,536,305
8,820 CoBank ACB 6.450% N/A (3) BBB+ 8,555,462
3,150 CoBank ACB (4) 6.250% N/A (3) BBB+ 3,008,250
1,900 Fifth Third Bancorp (4) 4.500% N/A (3) Baa3 1,742,934
14,985 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5),(6)
7.265% N/A (3) BB- 14,816,419
925 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 711,045
910 Goldman Sachs Group Inc/The 4.400% N/A (3) BB+ 746,783
2,314 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 2,837,015
8,525 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 7,747,916
24,555 JPMorgan Chase & Co (4),(6) 6.750% N/A (3) BBB+ 24,555,000
7,275 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 6,702,458
2,660 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 2,604,326
4,280 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 3,541,486
2,485 KeyCorp 5.000% N/A (3) Baa3 2,176,494
1,440 M&T Bank Corp (4) 3.500% N/A (3) Baa2 1,066,866
1,880 M&T Bank Corp 5.125% N/A (3) Baa2 1,638,765
6,970 M&T Bank Corp (4) 6.450% N/A (3) Baa2 6,728,151
4,245 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 3,937,238
2,835 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 2,115,619
1,922 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 1,645,654
1,740 PNC Financial Services Group Inc/The 6.200% N/A (3) Baa2 1,648,128
16,977 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (4),(5)
3.804% N/A (3) Baa2 16,934,201
4,290 Regions Financial Corp 5.750% N/A (3) Baa3 4,161,300
785 SVB Financial Group 4.700% N/A (3) Baa2 523,987
875 SVB Financial Group 4.100% N/A (3) Baa2 537,893
3,290 SVB Financial Group 4.000% N/A (3) Baa2 2,302,328
17,735 Truist Financial Corp (6) 4.800% N/A (3) Baa2 15,921,596
1,930 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5)
6.395% N/A (3) Baa2 1,872,100
4,690 Truist Financial Corp 5.100% N/A (3) Baa2 4,104,094
13,625 Wells Fargo & Co (4),(6) 5.875% N/A (3) Baa2 13,080,000
6,490 Wells Fargo & Co 5.900% N/A (3) Baa2 5,885,619
11,747 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 9,973,203
1,385 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 1,516,540
1,105 Zions Bancorp NA 5.800% N/A (3) BB+ 1,044,225

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 9,666 Zions Bancorp NA 7.200% N/A (3) BB+ $ 9,714,330
279,722 Total Banks 262,226,476
Capital Markets - 3.5%
2,040 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 1,953,300
7,425 Charles Schwab Corp/The (6) 5.375% N/A (3) BBB 7,248,656
1,825 Charles Schwab Corp/The (4) 4.000% N/A (3) BBB 1,500,424
9,704 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 9,213,560
7,411 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- 6,964,043
1,555 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 1,220,675
29,960 Total Capital Markets 28,100,658
Communications Equipment - 0.2%
2,315 Vodafone Group PLC (4) 4.125% 6/04/81 BB+ 1,641,937
Consumer Finance - 2.2%
6,365 Ally Financial Inc 4.700% N/A (3) Ba2 4,280,462
6,609 Ally Financial Inc (4) 4.700% N/A (3) Ba2 4,791,525
3,060 American Express Co 3.550% N/A (3) Baa2 2,360,025
3,215 Capital One Financial Corp 3.950% N/A (3) Baa3 2,404,949
3,175 Discover Financial Services (4) 6.125% N/A (3) Ba2 3,050,222
1,465 Discover Financial Services 5.500% N/A (3) Ba2 1,132,591
23,889 Total Consumer Finance 18,019,774
Diversified Financial Services - 4.5%
4,570 American AgCredit Corp, 144A (4) 5.250% N/A (3) BB+ 4,181,550
2,590 Capital Farm Credit ACA, 144A (4) 5.000% N/A (3) BB 2,201,500
12 Compeer Financial ACA, 144A (4) 6.750% N/A (3) BB+ 12,474,000
1,100 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 970,751
7,470 Equitable Holdings Inc (6) 4.950% N/A (3) BBB- 6,947,100
9,696 Voya Financial Inc (4) 6.125% N/A (3) BBB- 9,453,600
25,438 Total Diversified Financial Services 36,228,501
Electric Utilities - 2.6%
2,070 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,589,454
995 Edison International (4) 5.375% N/A (3) BB+ 811,821
6,070 Edison International (4) 5.000% N/A (3) BB+ 4,916,700
1,565 Electricite de France SA, 144A (4) 5.250% N/A (3) BBB- 1,471,530
11,680 Emera Inc (4) 6.750% 6/15/76 BB+ 10,887,185
1,905 Southern Co 4.000% 1/15/51 BBB- 1,656,378
24,285 Total Electric Utilities 21,333,068
Food Products - 5.0%
2,145 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,994,852
7,435 Land O' Lakes Inc, 144A (4) 7.000% N/A (3) BB 6,858,787
3,860 Land O' Lakes Inc, 144A (4) 7.250% N/A (3) BB 3,589,800
28,560 Land O' Lakes Inc, 144A (4),(6) 8.000% N/A (3) BB 28,203,000
42,000 Total Food Products 40,646,439
Independent Power And Renewable Electricity Producers - 0.6%
4,775 AES Andes SA, 144A (6) 6.350% 10/07/79 BB 3,879,463
1,550 Vistra Corp, 144A 7.000% N/A (3) Ba3 1,371,138
6,325 Total Independent Power And Renewable Electricity Producers 5,250,601

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 1.2%
$ 2,200 AES Andes SA, 144A (4) 7.125% 3/26/79 BB $ 1,805,609
8,525 Vistra Corp, 144A 8.000% N/A (3) Ba3 8,098,750
10,725 Total Independent Power Producers & Energy Traders 9,904,359
Industrial Conglomerates - 1.7%
14,026 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4),(5),(6)
6.623% N/A (3) BBB- 13,517,558
Insurance - 14.4%
1,615 Aegon NV 5.500% 4/11/48 Baa1 1,427,660
1,550 American International Group Inc (4) 5.750% 4/01/48 BBB- 1,385,281
10,404 Assurant Inc (4) 7.000% 3/27/48 Baa3 9,903,984
11,519 Assured Guaranty Municipal Holdings Inc, 144A (4) 6.400% 12/15/66 BBB+ 10,482,290
2,465 AXIS Specialty Finance LLC (4) 4.900% 1/15/40 BBB 1,996,650
5,720 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,494,433
2,395 Enstar Finance LLC 5.750% 9/01/40 BBB- 2,122,885
1,485 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,306,800
8,710 Markel Corp 6.000% N/A (3) BBB- 8,339,351
11,660 MetLife Capital Trust IV, 144A (4) 7.875% 12/15/37 BBB 12,211,527
1,430 MetLife Inc 5.875% N/A (3) BBB 1,282,769
1,790 MetLife Inc 3.850% N/A (3) BBB 1,572,942
4,088 MetLife Inc, 144A 9.250% 4/08/38 BBB 4,692,931
575 Nationwide Financial Services Capital Trust (6) 7.899% 3/01/37 Baa2 603,751
9,550 Nationwide Financial Services Inc (4) 6.750% 5/15/37 Baa2 9,024,750
2,485 PartnerRe Finance B LLC (4) 4.500% 10/01/50 Baa1 2,029,759
7,488 Provident Financing Trust I (4) 7.405% 3/15/38 BB+ 7,712,640
1,190 Prudential Financial Inc 5.125% 3/01/52 BBB+ 1,014,677
745 Prudential Financial Inc 3.700% 10/01/50 BBB+ 579,096
7,593 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 7,307,655
9,055 QBE Insurance Group Ltd, 144A (4) 7.500% 11/24/43 Baa1 9,008,470
2,960 QBE Insurance Group Ltd, 144A (4) 5.875% N/A (3) Baa2 2,694,645
9,700 SBL Holdings Inc, 144A 6.500% N/A (3) BB 7,323,500
10,685 SBL Holdings Inc, 144A (4) 7.000% N/A (3) BB 8,601,425
126,857 Total Insurance 117,119,871
Media - 0.3%
3,110 Paramount Global 6.375% 3/30/62 Baa3 2,629,253
Multi-Utilities - 2.2%
2,125 Algonquin Power & Utilities Corp (4) 4.750% 1/18/82 BB+ 1,711,103
7,999 CenterPoint Energy Inc 6.125% N/A (3) BBB- 7,512,527
1,210 CMS Energy Corp (4) 4.750% 6/01/50 BBB- 1,003,237
1,320 NiSource Inc 5.650% N/A (3) BBB- 1,214,400
3,005 Sempra Energy 4.125% 4/01/52 BBB- 2,261,262
4,750 Sempra Energy 4.875% N/A (3) BBB- 4,314,601
20,409 Total Multi-Utilities 18,017,130
Oil, Gas & Consumable Fuels - 2.8%
2,578 Enbridge Inc 5.500% 7/15/77 BBB- 2,212,180
4,075 Enbridge Inc 7.625% 1/15/83 BBB- 3,918,390
1,540 Enbridge Inc (4) 6.000% 1/15/77 BBB- 1,385,748
5,765 Enbridge Inc (4) 5.750% 7/15/80 BBB- 5,094,011
3,320 Energy Transfer LP (4) 6.500% N/A (3) BB 2,855,200
630 Energy Transfer LP 7.125% N/A (3) BB 522,503
1,735 MPLX LP (4) 6.875% N/A (3) BB+ 1,691,625
3,015 Transcanada Trust 5.600% 3/07/82 BBB 2,581,594
3,010 Transcanada Trust (4) 5.500% 9/15/79 BBB 2,520,875
25,668 Total Oil, Gas & Consumable Fuels 22,782,126

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 3.7%
$ 15,493 AerCap Global Aviation Trust, 144A (4) 6.500% 6/15/45 BB+ $ 14,137,363
6,030 AerCap Holdings NV 5.875% 10/10/79 BB+ 5,425,191
4,180 Air Lease Corp (4) 4.650% N/A (3) BB+ 3,483,617
1,960 ILFC E-Capital Trust I, 144A 5.115% 12/21/65 B+ 1,195,600
8,474 ILFC E-Capital Trust I, 144A 5.365% 12/21/65 BB+ 5,508,100
36,137 Total Trading Companies & Distributors 29,749,871
U.S. Agency - 0.9%
2,420 Farm Credit Bank of Texas, 144A (4) 5.700% N/A (3) Baa1 2,163,228
5,835 Farm Credit Bank of Texas, 144A (4) 6.200% N/A (3) BBB+ 5,115,055
8,255 Total U.S. Agency 7,278,283
Wireless Telecommunication Services - 0.8%
6,644 Vodafone Group PLC 7.000% 4/04/79 BB+ 6,311,800
$ 707,890 Total $1,000 Par (or similar) Institutional Preferred (cost $724,138,059) 659,123,291
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 400,026,253 CONTINGENT CAPITAL SECURITIES - 49.3% (30.8% of Total Investments)
X 400,026,253
Banks - 35.5%
$ 2,025 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (4)
6.750% N/A (3) Baa2 $ 1,939,358
3,805 Banco Bilbao Vizcaya Argentaria SA (4) 6.125% N/A (3) Ba2 2,921,919
12,820 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 11,451,594
3,120 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.625% N/A (3) Ba2 2,561,161
4,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.500% N/A (3) Ba2 3,668,660
7,905 Banco Santander SA 4.750% N/A (3) Ba1 5,563,763
10,600 Banco Santander SA , Reg S(4) 7.500% N/A (3) Ba1 10,039,663
6,440 Barclays PLC 6.125% N/A (3) BBB- 5,586,700
3,785 Barclays PLC 8.000% N/A (3) BBB- 3,390,808
19,365 Barclays PLC (6) 7.750% N/A (3) BBB- 18,227,306
10,185 Barclays PLC 8.000% N/A (3) BBB- 9,583,554
13,810 BNP Paribas SA, 144A 7.375% N/A (3) BBB 13,382,852
13,145 BNP Paribas SA, 144A 6.625% N/A (3) BBB 12,302,301
1,850 BNP Paribas SA, 144A 7.750% N/A (3) BBB 1,744,245
1,000 BNP Paribas SA, 144A 7.000% N/A (3) BBB 893,180
7,754 Credit Agricole SA, 144A (4) 7.875% N/A (3) BBB 7,702,653
12,445 Credit Agricole SA, 144A 8.125% N/A (3) BBB 12,382,775
1,815 Danske Bank A/S , Reg S 6.125% N/A (3) BBB- 1,683,209
1,840 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 1,467,400
1,600 Danske Bank A/S , Reg S(4) 7.000% N/A (3) BBB- 1,476,218
23,364 HSBC Holdings PLC 6.375% N/A (3) BBB 20,793,960
20,270 HSBC Holdings PLC (4),(6) 6.000% N/A (3) BBB 16,422,754
7,585 ING Groep NV 6.500% N/A (3) BBB 6,903,116
12,425 ING Groep NV , Reg S 6.750% N/A (3) BBB 11,757,156
9,280 ING Groep NV 5.750% N/A (3) BBB 7,927,616
3,805 Intesa Sanpaolo SpA, 144A (4) 7.700% N/A (3) BB- 3,293,924
20,395 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 18,916,363
11,980 Lloyds Banking Group PLC (4) 7.500% N/A (3) Baa3 11,422,616
3,350 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 2,849,580
11,190 NatWest Group PLC 8.000% N/A (3) BBB- 10,547,135
9,649 NatWest Group PLC (4) 6.000% N/A (3) Baa3 8,586,645
3,985 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 3,753,769
6,268 Societe Generale SA, 144A 8.000% N/A (3) BB 6,172,549
2,820 Societe Generale SA, 144A 4.750% N/A (3) BB+ 2,167,170
11,536 Societe Generale SA, 144A (6) 7.875% N/A (3) BB+ 11,231,582
2,066 Societe Generale SA, 144A (4) 6.750% N/A (3) BB 1,681,201

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 5,300 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- $ 3,484,366
2,010 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,986,227
5,406 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 4,924,710
5,500 UniCredit SpA , Reg S 8.000% N/A (3) BB- 5,135,625
318,193 Total Banks 287,927,383
Capital Markets - 13.4%
18,750 Credit Suisse Group AG, 144A (6) 7.500% N/A (3) BB- 16,617,188
8,210 Credit Suisse Group AG, 144A (6) 7.500% N/A (3) BB- 7,429,902
10,229 Credit Suisse Group AG, 144A (4) 7.250% N/A (3) BB- 8,009,307
3,445 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 3,273,188
8,090 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 6,031,959
20,620 Deutsche Bank AG (4) 6.000% N/A (3) Ba2 16,130,823
17,870 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 17,284,098
15,645 UBS Group AG , Reg S(4) 7.000% N/A (3) BBB 15,136,538
3,755 UBS Group AG, 144A 3.875% N/A (3) BBB 2,862,061
15,780 UBS Group AG , Reg S(4) 6.875% N/A (3) BBB 14,957,988
1,655 UBS Group AG, 144A 4.875% N/A (3) BBB 1,320,692
124,049 Total Capital Markets 109,053,744
Commercial Banks - 0.4%
3,415 HSBC Holdings PLC (4) 6.375% N/A (3) BBB 3,045,126
$ 445,657 Total Contingent Capital Securities (cost $454,278,723) 400,026,253
Shares Description (1) Coupon Ratings (2) Value
X 224,620,394 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 27.6% (17.3% of Total Investments)
X 224,620,394
Banks - 7.6%
93,724 CoBank ACB 6.200% BBB+ $ 9,372,400
165,500 Farm Credit Bank of Texas, 144A(4) 6.750% Baa1 16,343,125
221,181 Fifth Third Bancorp(4) 6.625% Baa3 5,578,185
427,000 KeyCorp 6.200% Baa3 10,410,260
138,275 KeyCorp 6.125% Baa3 3,227,338
219,461 Regions Financial Corp 6.375% Baa3 5,420,687
61,900 Regions Financial Corp 5.700% Baa3 1,288,758
91,115 Synovus Financial Corp 5.875% BB- 2,013,641
68,200 Wells Fargo & Co 4.750% Baa2 1,227,600
141,500 Western Alliance Bancorp 4.250% Ba1 2,830,000
160,747 Wintrust Financial Corp 6.875% BB 4,071,722
Total Banks 61,783,716
Capital Markets - 3.2%
57,993 Goldman Sachs Group Inc/The 5.500% BB+ 1,427,208
203,611 Morgan Stanley 5.850% BBB- 4,664,728
115,800 Morgan Stanley 6.500% BBB- 2,871,840
100,352 Morgan Stanley 6.375% BBB- 2,437,550
110,293 Morgan Stanley 6.875% BBB- 2,759,531
484,260 Morgan Stanley(4) 7.125% BBB- 12,130,713
Total Capital Markets 26,291,570
Consumer Finance - 0.5%
84,573 Capital One Financial Corp(4) 5.000% Baa3 1,567,138
132,414 Synchrony Financial(4) 5.625% BB- 2,247,065
Total Consumer Finance 3,814,203

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPC
Shares   Description (1) Coupon Ratings (2) Value
Diversified Financial Services - 1.7%
74,600 AgriBank FCB 6.875% BBB+ $ 7,404,050
114,400 Equitable Holdings Inc 5.250% BBB- 2,130,128
204,839 Voya Financial Inc 5.350% BBB- 4,340,538
Total Diversified Financial Services 13,874,716
Diversified Telecommunication Services - 0.1%
52,800 AT&T Inc(4) 4.750% BBB- 914,496
Food Products - 2.8%
229,411 CHS Inc(4) 7.875% N/R 5,886,686
295,991 CHS Inc 7.100% N/R 7,414,575
279,909 CHS Inc 6.750% N/R 6,838,177
23,900 Dairy Farmers of America Inc, 144A 7.875% BB+ 2,282,450
Total Food Products 22,421,888
Insurance - 7.9%
226,000 American Equity Investment Life Holding Co 6.625% BB 5,234,160
460,300 American Equity Investment Life Holding Co 5.950% BB 10,370,559
107,800 Aspen Insurance Holdings Ltd 5.625% BB+ 2,080,540
423,677 Aspen Insurance Holdings Ltd 5.950% BB+ 9,664,072
82,800 Assurant Inc 5.250% Baa3 1,559,124
236,052 Athene Holding Ltd 6.375% BBB 5,884,776
411,533 Athene Holding Ltd 6.350% BBB 9,798,601
63,400 Delphi Financial Group Inc 6.095% BBB 1,394,800
319,645 Enstar Group Ltd 7.000% BBB- 7,025,797
219,645 Maiden Holdings North America Ltd 7.750% N/R 3,725,179
116,700 Reinsurance Group of America Inc 7.125% BBB+ 2,956,011
157,800 Reinsurance Group of America Inc 5.750% BBB+ 3,706,722
46,100 Selective Insurance Group Inc 4.600% BBB- 771,484
Total Insurance 64,171,825
Oil, Gas & Consumable Fuels - 1.9%
60,200 Energy Transfer LP 7.600% BB 1,386,406
242,497 NuStar Energy LP 9.126% B2 5,150,636
221,982 NuStar Energy LP 10.249% B2 5,141,103
163,651 NuStar Logistics LP 10.813% B 4,076,547
Total Oil, Gas & Consumable Fuels 15,754,692
Thrifts & Mortgage Finance - 1.1%
71,562 Federal Agricultural Mortgage Corp 6.000% N/R 1,839,144
337,570 New York Community Bancorp Inc 6.375% Ba2 7,220,622
Total Thrifts & Mortgage Finance 9,059,766
Trading Companies & Distributors - 0.8%
207,815 Air Lease Corp 6.150% BB+ 4,468,022
76,500 WESCO International Inc 10.625% B 2,065,500
Total Trading Companies & Distributors 6,533,522
Total $25 Par (or similar) Retail Preferred (cost $243,956,402) 224,620,394

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 5,077,410 CORPORATE BONDS - 0.6% (0.4% of Total Investments)
X 5,077,410
Banks - 0.1%
$ 1,180 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,175,729
Insurance - 0.5%
2,575 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 2,439,812
1,328 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 1,461,869
3,903 Total Insurance 3,901,681
$ 5,083 Total Corporate Bonds (cost $5,022,434) 5,077,410
Total Long-Term Investments (cost $1,427,395,618) 1,288,847,348
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2% (0.8% of Total Investments)
X 9,880,878 REPURCHASE AGREEMENTS - 1.2% (0.8% of Total Investments)
X 9,880,878
$ 9,881 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$9,881,106, collateralized by $10,072,600, U.S.
Treasury Bond, 4.250%, due 5/15/39, value
$10,078,503
0.830% 11/01/22 $ 9,880,878
Total Short-Term Investments (cost $9,880,878) 9,880,878
Total Investments (cost $ 1,437,276,496 ) - 159 .9% 1,298,728,226
Borrowings - (30.7)% (8),(9) (249,400,000)
Reverse Repurchase Agreements, including accrued interest - (12.6)%(10) (102,416,052)
Taxable Fund Preferred Shares, net of deferred offering costs - (18.4)%(11) (149,324,406)
Other Assets Less Liabilities -  1.8%(12) 14,471,638
Net Assets Applicable to Common Shares - 100% $ 812,059,406
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 277,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 16,674,073 $ 16,674,073
Morgan Stanley
Capital Services, LLC 48,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 2,815,483 2,815,483
Total unrealized appreciation on interest rate swaps $ 19,489,556

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

JPC
spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 659,123,291 $ – $ 659,123,291
Contingent Capital Securities – 400,026,253 – 400,026,253
$25 Par (or similar) Retail Preferred 187,823,569 36,796,825 – 224,620,394
Corporate Bonds – 5,077,410 – 5,077,410
Short-Term Investments:
Repurchase Agreements – 9,880,878 – 9,880,878
Investments in Derivatives:
Interest Rate Swaps* – 19,489,556 – 19,489,556
Total
$ 187,823,569 $ 1,130,394,213 $ – $ 1,318,217,782
*
Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $250,045,601 have been pledged as collateral for reverse repurchase agreements.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$171,457,932.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 19.2%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $860,977,925 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 7.9%.
(11) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.5%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.